PAINEWEBBER MUTUAL FUNDS

                                  PROSPECTUS SUPPLEMENT

                                                       August 28, 2000


Dear Investor,

      This is a supplement to the Prospectuses, as applicable, of the PaineWebber Mutual Funds listed on the reverse side. The purpose of the supplement is to notify you that Class Y shares are now eligible for purchase by certain types of institutional investors:

      A corporation, bank, trust company, insurance company, pension fund, employee benefit plan, professional firm, trust, estate or educational, religious or charitable organization with 5,000 or more employees or with over $50 million in investable assets.


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This supplement applies to the following Funds:

PAINEWEBBER BOND FUNDS

      High Income Fund
      Investment Grade Income Fund
      Low Duration U.S. Government Income Fund
      Strategic Income Fund
      U.S. Government Income Fund

PAINEWEBBER TAX-FREE BOND FUNDS

      California Tax-Free Income Fund
      Municipal High Income fund
      National Tax-Free Income Fund
      New York Tax-Free Income Fund

PAINEWEBBER ASSET ALLOCATION FUNDS

      Balanced Fund
      Tactical Allocation Fund

PAINEWEBBER STOCK FUNDS

      Enhanced S&P 500 Fund
      Enhanced  Nasdaq-100 Fund
      Financial  Services Growth Fund
      Growth  Fund
      Growth and Income Fund
      Mid Cap Fund
      S&P 500 Index Fund
      Small Cap Fund
      Strategy Fund
      Tax-Managed Equity Fund

PAINEWEBBER GLOBAL FUNDS

      Asia Pacific Growth Fund
      Emerging Markets Equity Fund
      Global Equity Fund
      Global Income Fund